Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	2,965,451	204,553	2,550,184	78,754	1,001,948	558
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)					5 years